Acquisition	12 Months Ended
Dec. 31, 2019
Acquisition
Acquisition

Note 5.  Acquisition

(a)	Acquisition of nano 3D mastering related business

On February 21, 2018, the Company, through Himax IGI Precision Ltd., completed the acquisition of nano 3D mastering related business with total cash consideration approximating $1,400 thousand, and half of which, $700 thousand, was paid in 2019.

The advanced nano 3D manufacturing masters are primarily used in imprinting or stamping replication process to fabricate devices such as diffractive optical element (DOE), diffuser, collimator lens and micro lens array. The acquisition brings the Company the very upstream master tooling capability to supplement its world leading wafer level optics (WLO) technology, which is critical in its efforts to offer 3D sensing total solutions.

Acquired assets were valued at estimates of their current fair values. Property, plant and equipment, other intangible asset and prepaid maintenance acquired were $700 thousand, $400 thousand and $300 thousand, respectively.

(b)	Acquisition of Emza Visual Sense Ltd.

Emza Visual Sense Ltd.(“Emza”) was purchased in April 2017 with an original investment amount of $2,230 thousand together with an additional investment amount of $270 thousand through conversion of equal amount of debts which occurred in 2016. On June 28, 2018, the Company completed the acquisition of all the outstanding common shares of Emza with total cash consideration approximating $6,371 thousand, including $400 thousand holdback was paid in 2019. The Company’s previously held equity interests in Emza was re-measured at fair value, which was determined with the assistance of an independent appraiser using the equity value allocation method at acquisition date. The re-measurement gain on the previously held equity interests in Emza was $1,662 thousand which is included in “other income” in the consolidated statements of profit or loss.

Emza is an Israeli company dedicated to the development of visual sensors that include proprietary machine-vision algorithms and specific architectures that enable always-on visual sensing capabilities, achieving improvement in power consumption, price and form factor. This acquisition would allow the Company to fully leverage the synergy into producing visual sensors that integrate camera, hardware and algorithms and operate at unprecedented power, cost and size.

The results of Emza’s operations have been included in the Company’s consolidated financial statements since that date. The amounts of Emza’s revenues and losses included in the consolidated statements of profit or loss from the acquisition date to the period ended December 31, 2018 were $72 thousand and $2,858 thousand, respectively. If the acquisition had occurred on January 1, 2018, management estimates that consolidated revenue would have been $723,605 thousand (unaudited), and consolidated profit for the year would have been $7,291 thousand (unaudited). In determining these amounts, management has assumed that the fair value adjustments that arose on the date of acquisition would have been the same if the acquisition had occurred on January 1, 2018.

The Company incurred acquisition-related costs of $195 thousand on legal fees and due diligence costs. These costs have been included in “general and administrative expenses” in the consolidated statements of profit or loss.

The following table summarizes the amounts of estimated fair value of the assets acquired and liabilities assumed at the date of acquisition.

Fair value
(in thousands)
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	$170
Current assets, other than cash	335
Property, plant and equipment	27
Deferred tax assets	1,445
Other intangible assets	8,545
Other current liabilities	(2,706)
Deferred tax liabilities	(1,445)
Total identifiable net assets acquired	$6,371

Acquired tangible assets were valued at estimates of their current fair values. The valuation of acquired intangible assets consisting of the core and developed technology $6,282 thousand and trademark $1,800 thousand were determined based on management’s estimates and consultation with an independent appraiser. The multi-period excess earnings method was used in applying the income approach to determine the fair value of acquired intangible assets. Significant assumptions inherent in the valuation method for acquired intangible assets are employed and included, but are not limited to, prospective financial information, terminal value, and discount rates. When performing the multi-period excess earnings method for acquired intangible assets, the Company incorporates the use of projected financial information and a discount rate that are developed using market participant based assumptions. The cash-flow projections are based on seven-year financial forecasts developed by management that include revenue projections, capital spending trends, and investment in working capital to support anticipated revenue growth, which are regularly reviewed by management. The selected discount rate considers the risk and nature of the comparative companies and the rates of return market participants would require to investing their capital in reporting units.

The acquired intangible assets, the core and developed technology, will be amortized based on a weighted-average useful life of approximately 7 years. However, the acquired trademark is intangible asset with an indefinite useful life.